Audit Information	12 Months Ended
Jun. 30, 2024
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Information
Auditor [Table]
Auditor Name	Friedman LLP
Auditor Firm ID	711
Auditor Location	New York, New York